Stock-based compensation - Director deferred compensation (Details) (Director)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Director
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance, Shares credited to directors deferred compensation account (in shares)	129,033
New shares deferred (in shares)	13,140
Issued (in shares)	(12,909)	(6,592)	(8,061)
Ending balance, Shares credited to directors deferred compensation account (in shares)	129,264	129,033